Income Taxes	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Taxes
INCOME TAXES
The components of income before the income tax provision/(benefit) were as follows (in thousands):

	For the Year Ended December 31,
	2011	2012	2013
Domestic	€4,655	€3,969	€7,855
Foreign	(1,134)	(3,169)	(476)
Total	€3,521	€800	€7,379

The following table sets forth the details of the income tax provision/(benefit) (in thousands):

	For the Year Ended December 31,
	2011	2012	2013
Current
Domestic	€677	€15	€613
Foreign	134	11	—
Total current income tax	811	26	613

Deferred
Domestic income tax (benefit)	—	—	(17,863)
Domestic income tax provision	—	—	28
Foreign	—	—	—
Total deferred income tax (benefit)	—	—	(17,835)
Total income tax provision/(benefit)	€811	€26	€(17,222)

Current income tax provision represents amounts due to Italian tax authorities in payment of the Italian Regional Tax on Productive Activities, or IRAP, and the Italian corporate tax, or IRES.
A reconciliation of income taxes computed at the Italian statutory income tax rate to our effective income tax rate was as follows (in thousands):

	For the Year Ended December 31,
	2011	2012	2013
Statutory income tax rate	27.5%	27.5%	27.5%

Income tax provision at statutory rate	€968	€220	€2,029
Movement in valuation allowance	(1,252)	(1,205)	(20,664)
Effect on Swiss tax rate	140	383	521
Italian regional tax - IRAP	380	107	345
Swiss minimum tax	134	11	—
Stock options	458	527	499
Permanent differences from tax calculation	(17)	(23)	48
True-up previous years in deferred tax asset calculation	—	6	—
Total income tax provision/(benefit)	€811	€26	€(17,222)
Effective income tax rate	23.0%	3.3%	(233.4)%

Significant components of our net deferred tax assets/(liabilities) were as follows (in thousands):

	As of December 31,
	2012	2013
Deferred tax assets:
Net operating losses	€14,183	€12,620
Capitalization of R&D costs	5,320	3,801
Property, manufacturing facility and equipment	344	261
Write down of intangible assets	1,086	1,501
Allowance on doubtful accounts	15	—
Inventory write-off	192	117
Other	22	61
Total deferred tax assets	21,162	18,361
Valuation allowance	(21,162)	(498)
Net deferred tax assets	—	17,863
Deferred tax liabilities	—	(28)
Net deferred tax assets	€—	€17,835

The gross domestic NOLs amounted to approximately €49.17 million and €44.07 million as of December 31, 2012 and 2013, respectively. Under Italian tax law NOLs cannot be carried back. Tax losses can be carried forward indefinitely; however such tax losses can only be used to offset a maximum of 80% of taxable income for each tax year. The Company’s only foreign subsidiary, Gentium GmbH, was incorporated in Switzerland in 2011. This entity generated losses for the years ended December 31, 2011 and 2012 and taxable income for 2013 against which we utilized existing NOLs. The gross foreign NOLs amounted to approximately €4.30 million and €3.32 million as of December 31, 2012 and 2013, respectively. According to Swiss tax law, these NOLs can be carried forward for seven years and will begin to expire in 2018.
Valuation allowances require an assessment of both positive and negative evidence when determining whether it is more likely than not that deferred tax assets are recoverable. Such assessment is made on a jurisdiction by jurisdiction basis. The Company’s assessment included an evaluation of cumulative income in recent years, future sources of taxable income, exclusive of reversing temporary differences, and risks and uncertainties related to our business. As of December 31, 2013 the Company has determined that it is more likely than not that the domestic deferred tax assets will be recoverable and the related valuation allowance is no longer needed. The Company has determined that it is more likely than not that the Company will not realize the benefits of the foreign deferred tax assets. Accordingly, the Company continues to maintain a full valuation allowance on the Company’s foreign deferred tax assets until sufficient positive evidence exists to support reversal.
As of December 31, 2012 and 2013, the Company had no uncertain tax positions and, therefore, had no accrued interest or penalties related to such uncertain tax positions. There are no changes expected to occur in the next 12 months with respect to the status of the Company’s uncertain tax positions.
The fiscal years 2008 through 2013 in respect of Gentium S.p.A are still subject to income tax examination. The fiscal years 2011 through 2013 in respect of Gentium GmbH are still subject to income tax examination.